JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

December 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”)
File Nos. 811-22903 and 333-191837

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the Fund do not differ from the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 (Amendment No. 15 under the Investment Company Act of 1940) filed electronically on December 24, 2014.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/  Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary